Interest and Finance Costs, Net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest And Finance Costs, Net
Interest on long-term debt (Note 7)	$ 2,139	$ 2,606
Interest on promissory note (Note 3)	224	168
Amortization and write-off of financing costs	153	131
Total	$ 2,516	$ 2,905